Rachael Zufall

Senior Director, Associate General Counsel

Advocacy & Oversight

8500 Andrew Carnegie Blvd | 3rd Floor

Charlotte, NC 28075

T 704 988 4446

F 704 988 4224

rzufall@tiaa-cref.org

May 1, 2013

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:   College Retirement Equities Fund (“CREF”)

Form N-3 (File Nos. 33-00480 and 811-04415)

Commissioners:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933 (the "Securities Act"), this letter serves as certification that: (i) the form of Prospectus and Statement of Additional Information (SAI) dated May 1, 2013 that would have been filed pursuant to Rule 497(c) under the Securities Act for CREF would not have differed from that contained in CREF’s most recent amendment to the Registration Statement on Form N-3; and (ii) the text of this amendment was filed electronically via EDGAR on April 29, 2013.

Please contact the undersigned at the number listed above, if you have any questions or comments regarding this letter.

Very truly yours,

/s/ Rachael Zufall

 Rachael Zufall